UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22410

T. Rowe Price Real Assets Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1. Schedule of Investments

Real Assets Fund	March 31, 2015

T. Rowe Price Real Assets Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/Par	$ Value
COMMON STOCKS 96.0%		
CONSUMER DISCRETIONARY 1.1%		
Automotive Retail 0.1%		
Murphy USA (1)	89,400	6,470
		6,470
Hotels, Resorts, & Cruise Lines 1.0%		
Concentradora Fibra Danhos (MXN)	2,615,553	6,241
Hilton Worldwide Holdings (1)	976,125	28,913
Starwood Hotels & Resorts Worldwide	90,500	7,557
		42,711
Total Consumer Discretionary		49,181
ENERGY 13.5%		
Coal & Consumable Fuels 0.2%		
CONSOL Energy	233,800	6,521
Seven Generations Energy, Class A Acquisition Date: 12/18/13 – 4/3/14, Cost $2,987 (CAD) (1)(2)	258,656	3,133
		9,654
Integrated Oil & Gas 2.6%		
BG Group (GBP)	346,838	4,261
Chevron	38,500	4,042
Eni (EUR)	686,174	11,876
ExxonMobil	438,600	37,281
Occidental Petroleum	374,600	27,346
Royal Dutch Shell, ADR	508,600	30,338
		115,144
Oil & Gas Drilling 0.0%		
Patterson-UTI Energy	78,000	1,464
		1,464

Oil & Gas Equipment & Services 1.8%		
Amec Foster Wheeler (GBP)	751,647	10,075
Baker Hughes	132,700	8,437
Bristow Group	86,800	4,726
Exterran Holdings	250,100	8,396
Halliburton	471,900	20,707
Helix Energy Solutions Group (1)	434,000	6,493
National Oilwell Varco	135,400	6,769
Schlumberger	96,888	8,084
Superior Energy	60,400	1,349
Tesco	275,200	3,129
US Silica Holdings	36,800	1,311
		79,476
Oil & Gas Exploration & Production 8.8%		
Anadarko Petroleum	347,400	28,768
Apache	373,300	22,521
Canadian Natural Resources	674,100	20,702
Cimarex Energy	297,088	34,192
Concho Resources (1)	305,200	35,379
Continental Resources (1)	415,500	18,145
Diamondback Energy (1)	183,800	14,123
EOG Resources	245,800	22,537
EQT	364,900	30,239
Hess	323,600	21,963
Kelt Exploration (CAD) (1)	554,300	3,313
Marathon Oil	345,500	9,021
Matador Resources (1)	405,100	8,880
Newfield Exploration (1)	79,800	2,800
NuVista Energy (CAD) (1)	690,400	4,154
Oasis Petroleum (1)	193,800	2,756
Ophir Energy (GBP) (1)	2,132,354	4,251
PDC Energy (1)	93,700	5,064
Penn Virginia (1)	378,300	2,451
Pioneer Natural Resources	275,200	44,998

Range Resources	409,800	21,326
Rosetta Resources (1)	227,000	3,863
Seven Generations Energy (CAD) (1)	477,340	6,087
SM Energy	147,000	7,597
Vermilion Energy (CAD)	11,300	475
Whiting Petroleum (1)	160,800	4,969
Woodside Petroleum (AUD)	297,707	7,788
WPX Energy (1)	839,000	9,170
		397,532
Oil & Gas Refining & Marketing 0.1%		
Marathon Petroleum	51,900	5,314
		5,314
Total Energy		608,584
FINANCIALS 40.5%		
Diversified Real Estate Activities 2.8%		
Alexander & Baldwin	120,000	5,182
Hang Lung Properties (HKD)	5,717,000	16,022
Mitsubishi Estate (JPY)	1,732,000	40,201
Mitsui Fudosan (JPY)	877,000	25,775
Sun Hung Kai Properties (HKD)	1,159,000	17,857
Wharf Holdings (HKD)	3,098,700	21,561
		126,598
Diversified Real Estate Investment Trusts 1.8%		
Canadian Real Estate Investment Trust (CAD)	207,600	7,623
Gecina (EUR)	129,421	17,507
Land Securities (GBP)	457,194	8,495
PS Business Parks, REIT	162,400	13,486
Shaftesbury (GBP)	1,941,017	23,903
Stockland (AUD)	2,717,087	9,285
		80,299

Health Care Real Estate Investment Trusts 0.4%		
Healthcare Realty Trust, REIT	577,300	16,037
		16,037
Hotel & Resort Real Estate Investment Trusts 1.0%		
Host Hotels & Resorts, REIT	743,400	15,002
Pebblebrook Hotel Trust, REIT	327,100	15,233
RLJ Lodging Trust, REIT	311,000	9,738
Sunstone Hotel Investors, REIT	410,700	6,846
		46,819
Industrial Real Estate Investment Trusts 2.8%		
DCT Industrial Trust, REIT	525,200	18,203
EastGroup Properties, REIT	154,500	9,292
Mapletree Industrial Trust (SGD)	10,864,280	12,497
Nippon Prologis REIT (JPY)	3,537	7,791
Prologis, REIT	1,592,082	69,351
Terreno Realty, REIT	378,379	8,627
		125,761
Office Real Estate Investment Trusts 7.7%		
Alexandria Real Estate, REIT	211,100	20,696
Boston Properties, REIT	416,700	58,538
Brookfield Canada Office Properties (CAD)	715,000	16,202
Derwent London (GBP)	352,404	17,866
Douglas Emmett, REIT	1,590,600	47,416
Great Portland Estates (GBP)	758,623	9,125
Highwoods Properties, REIT	383,600	17,561
Kilroy Realty, REIT	479,900	36,554
SL Green Realty, REIT	512,600	65,808
Vornado Realty Trust, REIT	516,500	57,848
		347,614
Real Estate Operating Companies 1.7%		
BR Malls Participacoes (BRL)	440,000	2,341
Deutsche Euroshop (EUR)	158,497	7,879

Hongkong Land Holdings	3,030,800	22,899
Hufvudstaden, A Shares (SEK)	653,857	8,980
Hysan Development (HKD)	1,929,000	8,433
Iguatemi Empresa de Shopping Centers (BRL)	336,400	2,968
Inmobiliaria Colonial (EUR) (1)	4,549,417	3,067
PSP Swiss Property (CHF)	192,675	18,157
		74,724
Residential Real Estate Investment Trusts 6.1%		
American Campus Communities, REIT	443,600	19,017
AvalonBay Communities, REIT	460,100	80,172
Camden Property Trust, REIT	315,100	24,619
Equity Residential, REIT	721,700	56,191
Essex Property Trust, REIT	286,002	65,752
Home Properties of New York, REIT	77,600	5,377
Nippon Accommodations Fund (JPY)	5,327	20,236
Post Properties, REIT	56,300	3,205
		274,569
Retail Real Estate Investment Trusts 14.2%		
Acadia Realty Trust, REIT	554,900	19,355
CapitaMall Trust (SGD)	12,265,600	19,634
CBL & Associates Properties, REIT	383,800	7,599
Charter Hall Retail (AUD)	4,744,100	15,464
Federal Realty Investment Trust, REIT	450,700	66,348
Frontier Real Estate Investment (JPY)	1,040	4,948
General Growth Properties, REIT	2,692,886	79,575
Hammerson (GBP)	1,146,629	11,303
Kimco Realty, REIT	1,614,800	43,357
Macerich, REIT	608,900	51,349
Novion Property (AUD)	9,944,210	18,953
Regency Centers, REIT	809,690	55,091
Scentre (AUD)	7,196,649	20,448
Simon Property Group, REIT	760,800	148,843
Taubman Centers, REIT	243,100	18,750

Unibail-Rodamco (EUR)	115,729	31,233
Urban Edge Properties, REIT	538,350	12,759
Weingarten Realty Investors, REIT	534,800	19,242
		644,251
Specialized Real Estate Investment Trusts 2.0%		
Plum Creek Timber, REIT	318,000	13,817
Public Storage, REIT	312,600	61,626
Weyerhaeuser, REIT	502,400	16,654
		92,097
Total Financials		1,828,769
INDUSTRIALS & BUSINESS SERVICES 1.8%		
Construction & Engineering 0.3%		
Jacobs Engineering Group (1)	101,100	4,566
Quanta Services (1)	255,800	7,298
		11,864
Industrial Machinery 1.3%		
Aalberts Industries (EUR)	89,109	2,802
Dover	139,400	9,635
Flowserve	393,700	22,240
Harsco	228,900	3,951
Pentair	150,300	9,452
Watts Water Technologies, Class A	68,400	3,764
Xylem	234,100	8,198
		60,042
Trading Companies & Distributors 0.2%		
Mitsubishi (JPY)	526,600	10,616
		10,616
Total Industrials & Business Services		82,522

INFORMATION TECHNOLOGY 0.0%		
Applications Software 0.0%		
Computer Modelling (CAD)	192,700	1,935
Total Information Technology		1,935
MATERIALS 36.9%		
Aluminum 1.1%		
Alcoa	2,382,900	30,787
Constellium (1)	658,960	13,390
Hindalco (INR)	3,701,064	7,607
		51,784
Construction Materials 1.5%		
Anhui Conch Cement, H Shares (HKD)	2,554,500	9,676
Eagle Materials	111,400	9,309
Holcim (CHF)	140,752	10,515
Martin Marietta Materials	74,500	10,415
Vulcan Materials	342,200	28,847
		68,762
Diversified Chemicals 0.4%		
Dow Chemical	40,700	1,953
EI du Pont de Nemours	237,100	16,945
		18,898
Diversified Metals & Mining 12.5%		
Anglo American (GBP)	1,526,653	22,720
Antofagasta (GBP)	568,920	6,135
BHP Billiton (GBP)	3,300,757	71,665
BHP Billiton (AUD)	5,687,113	132,450
Canadian International Oil, Acquisition Date: 7/14/14 Cost $2,100 (CAD) (1)(2)(3)	850,148	1,812
Dowa Holdings (JPY)	486,000	4,161
First Quantum Minerals (CAD)	692,900	8,398
Freeport-McMoRan	787,400	14,921

Glencore (GBP)	14,858,147	62,553
Grupo Mexico (MXN)	8,196,600	24,170
Horsehead Holding (1)	197,700	2,503
Jiangxi Copper, H Shares (HKD)	4,419,000	8,168
KAZ Minerals (GBP) (1)	327,141	1,041
Korea Zinc (KRW)	35,269	13,442
Mitsubishi Materials (JPY)	3,696,000	12,438
MMC Norilsk Nickel, ADR	1,119,761	19,786
Orocobre (AUD) (1)	2,422,388	4,309
Rio Tinto (GBP)	1,977,488	80,785
Rio Tinto (AUD)	676,217	29,316
RTI International Metals (1)	233,400	8,381
Southern Copper	1,200,800	35,039
Toho Titanium (JPY) (1)	395,400	2,912
		567,105
Fertilizers & Agricultural Chemicals 1.5%		
CF Industries	23,100	6,553
Monsanto	117,600	13,235
Mosaic	370,700	17,074
Potash Corporation of Saskatchewan	833,900	26,893
Sociedad Quimica y Minera de Chile, ADR	272,800	4,979
		68,734
Forest Products 0.1%		
West Fraser Timber (CAD)	101,800	5,208
		5,208
Gold 6.8%		
AngloGold Ashanti (ZAR) (1)	2,354,471	22,483
Barrick Gold	3,981,170	43,634
Centamin (GBP)	12,532,464	10,676
Compania de Minas Buenaventura, ADR	2,452,220	24,841
Eldorado Gold (CAD)	1,543,877	7,082
Franco-Nevada (CAD)	1,165,152	56,466
Goldcorp, Class A	2,723,777	49,355

New Gold (CAD) (1)	2,888,800	9,694
Osisko Gold Royalties (CAD)	1,611,870	21,304
Randgold Resources (GBP)	625,899	43,432
Regis Resources (AUD) (1)	9,006,525	9,004
Royal Gold	135,940	8,579
Sandstorm Gold, Warrant, 12/6/16, Acquisition Date: 7/6/12 Cost $361 (CAD) (1)(2)	630,229	10
		306,560
Industrial Gases 1.2%		
Air Products & Chemicals	54,200	8,199
Airgas	275,800	29,265
Praxair	127,900	15,443
		52,907
Metal & Glass Containers 0.6%		
Ball	149,000	10,525
Berry Plastics (1)	306,300	11,085
Vidrala (EUR)	91,320	4,456
		26,066
Paper Packaging 0.3%		
MeadWestvaco	244,000	12,168
		12,168
Paper Products 0.5%		
Clearwater Paper (1)	68,700	4,486
International Paper	144,500	8,018
Kapstone Paper & Packaging	203,400	6,680
Schweitzer-Mauduit International	100,200	4,621
		23,805
Precious Metals & Minerals 2.3%		
Alrosa	6,127,111	7,590
Fresnillo (GBP)	3,148,326	31,781
Petra Diamonds (GBP) (1)	14,085,238	38,066
Platinum Group Metals (CAD) (1)	12,592,700	6,860

Stillwater Mining (1)	1,377,730	17,800
		102,097
Silver 1.1%		
Silver Wheaton	2,110,940	40,150
Silver Wheaton (CAD)	441,500	8,387
		48,537
Specialty Chemicals 2.7%		
Ashland	113,400	14,437
Celanese, Series A	243,800	13,619
Flotek Industries (1)	327,400	4,826
International Flavors & Fragrances	58,900	6,915
Johnson Matthey (GBP)	324,612	16,286
Minerals Technologies	73,600	5,380
NewMarket	16,800	8,027
PolyOne	50,600	1,890
RPM	522,900	25,094
Sherwin-Williams	39,000	11,096
Victrex (GBP)	464,184	12,904
		120,474
Steel 4.3%		
Acerinox (EUR)	275,746	4,626
AM Castle (1)	293,100	1,070
Aperam (EUR) (1)	192,540	7,731
ArcelorMittal (EUR)	1,799,965	16,934
Carpenter Technology	107,400	4,176
Daido Steel (JPY)	1,509,000	6,766
Hitachi Metals (JPY)	194,000	2,983
JFE Holdings (JPY)	965,300	21,329
Nippon Steel & Sumitomo Metal (JPY)	5,440,000	13,711
Nisshin Steel (JPY)	493,300	6,157
Nucor	494,400	23,499
Outokumpu (EUR) (1)	116,161	924
POSCO (KRW)	101,970	22,359

Ryerson Holding (1)	248,300	1,582
Steel Dynamics	463,700	9,320
ThyssenKrupp (EUR)	712,275	18,703
U.S. Steel	202,700	4,946
Vale, ADR	2,911,300	14,120
Voestalpine (EUR)	181,012	6,617
Worthington Industries	349,200	9,292
		196,845
Total Materials		1,669,950
UTILITIES 2.2%		
Electric Utilities 0.6%		
Energias do Brasil (BRL)	420,000	1,371
Exelon	321,600	10,809
FirstEnergy	289,700	10,157
PNM Resources	203,500	5,942
		28,279
Gas Utilities 0.3%		
Atmos Energy	48,300	2,671
Infraestructura Energetica Nova (MXN)	1,591,704	8,693
		11,364
Multi-Utilities 1.3%		
DTE Energy	54,300	4,382
GDF Suez (EUR)	340,832	6,744
National Grid (GBP)	965,125	12,339
NiSource	721,800	31,875
PG&E	75,900	4,028
		59,368
Total Utilities		99,011
Total Common Stocks (Cost $3,977,073)		4,339,952

PREFERRED STOCKS 0.2%		
MATERIALS 0.2%		
Steel 0.2%		
Gerdau (BRL)	2,663,300	8,487
Total Preferred Stocks (Cost $9,218)		8,487
CONVERTIBLE PREFERRED STOCKS 0.2%		
ENERGY 0.1%		
Oil & Gas Exploration & Production 0.1%		
Southwestern Energy, Series B	74,500	3,730
Total Energy		3,730
MATERIALS 0.1%		
Steel 0.1%		
ArcelorMittal	416,069	6,266
Total Materials		6,266
Total Convertible Preferred Stocks (Cost $13,890)		9,996
CONVERTIBLE BONDS 0.2%		
Forest City Enterprises, 4.25%, 8/15/18	7,345,000	9,180
Total Convertible Bonds (Cost $7,467)		9,180
CORPORATE BONDS 0.1%		
California Resources, 5.50%, 9/15/21 (4)	1,547,000	1,380
Whiting Petroleum, 5.75%, 3/15/21	1,741,000	1,728
Total Corporate Bonds (Cost $2,886)		3,108

SHORT-TERM INVESTMENTS 3.0%

Money Market Funds 3.0%

T. Rowe Price Reserve Investment Fund, 0.04% (5)(6)	134,714,659	134,715
Total Short-Term Investments (Cost $134,715)		134,715
Total Investments in Securities		
99.7% of Net Assets (Cost $4,145,249)		**$ 4,505,438**

‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $4,955 and represents 0.1% of net assets.
(3) Level 3 in fair value hierarchy. See Note 2.
(4) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $1,380 and represents 0.0% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depository Receipts
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SEK Swedish Krona
SGD Singapore Dollar
ZAR South African Rand

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Real Assets Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Real Assets Fund (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on July 28, 2010. The fund seeks to provide long-term growth of capital.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In June 2014, FASB issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2015:

There were no material transfers between Levels 1 and 2 during the period ended March 31, 2015.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2015. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2015, totaled $(164,000) for the period ended March 31, 2015.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2015, the cost of investments for federal income tax purposes was $4,145,249,000. Net unrealized gain aggregated $360,037,000 at period-end, of which $711,218,000 related to appreciated investments and $351,181,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Real Assets Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 26, 2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 26, 2015

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date May 26, 2015